Fixed Assets and Intangible Assets, Net (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of fixed assets and intangible assets
Total fixed assets	$ 941,513	$ 805,964	$ 704,448
Less: Accumulated depreciation and amortization	(342,977)	(257,415)	(125,985)
Total fixed assets and intangible assets, net	598,536	548,549	578,463
Computer equipment [Member]
Schedule of fixed assets and intangible assets
Total fixed assets	239,875	211,896	143,461
Furniture and fixtures [Member]
Schedule of fixed assets and intangible assets
Total fixed assets	142,856	142,856	159,051
Leasehold improvements [Member]
Schedule of fixed assets and intangible assets
Total fixed assets	382,376	377,727	329,156
Software [Member]
Schedule of fixed assets and intangible assets
Total fixed assets	10,968	8,047	7,342
Website domain name [Member]
Schedule of fixed assets and intangible assets
Total fixed assets	124,938	24,938	24,938
Website costs [Member]
Schedule of fixed assets and intangible assets
Total fixed assets	$ 40,500	$ 40,500	$ 40,500